Commitments and Contingencies - Standby Letters of Credit, Surety Bonds and Other Commitments (Details) - USD ($)	1 Months Ended
	Nov. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Surety Bond
Debt Instrument [Line Items]
Guarantee amount, maximum potential amount of payments		$ 13,980,000	$ 12,162,000
Cash Collateralized Letter Of Credit - Spain Tax Audits
Debt Instrument [Line Items]
Letters of credit outstanding, amount		39,505,000	34,746,000
Non-Collateralized Surety Bond - UAM Brazil | Surety Bond
Debt Instrument [Line Items]
Guarantee amount, maximum potential amount of payments	$ 15,300,000
Cost of surety bond	$ 1,400,000
Guarantor obligation, term	P5Y
Kendall College, St. Augustine, Walden University, and NewSchool of Architecture and Design
Debt Instrument [Line Items]
Letters of credit outstanding, amount		$ 136,900,000	$ 105,600,000